Borrowings - Schedule of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Total Bank	$ 98,000	$ 77,418
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Total Bank	98,000
Maximum additional borrowing amount under agreement with FHLB	209,900
FHLB advances | Bank
Borrowings
2022	0	9,418
2023	21,000	11,000
2024	16,000	11,000
2025	20,000	15,000
2026	13,000	13,000
2027	17,500	7,500
Thereafter	$ 10,500	$ 10,500
2022 (in percent)	0.00%	1.33%
2023 (in percent)	2.64%	1.05%
2024 (in percent)	2.30%	1.17%
2025 (in percent)	1.99%	1.17%
2026 (in percent)	1.09%	1.09%
2027 (in percent)	0.0328	0.0205
Thereafter (in percent)	0.0161	0.0161
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (in percent)	7.44%	2.92%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (in percent)	6.57%	2.05%